Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net Income (Loss) Attributable to Noncontrolling Interest	$ 6	$ 2	$ 0
Comprehensive Income
Net income	471	556	244
Other comprehensive income (loss):
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax		1,120	1,174
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax		(110)	103
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax		24	(2)
Total other comprehensive income	(1,413)	1,034	1,275
Total comprehensive income	(942)	1,590	1,519
Less: Comprehensive income attributable to noncontrolling interest	6	2	0
Total comprehensive income attributable to Hartford Life Insurance Company	$ (948)	$ 1,588	$ 1,519